Stock-Based Compensation (Details 3) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of shares available for issuance
Outstanding number of shares available for issuance at the beginning of the period	2,738,000	4,648,000	8,086,000
Addition	21,684,000	1,000,000
Granted (in shares or equivalent shares)	(4,851,000)	(2,951,000)	(4,772,000)
Cancelled/expired/forfeited (in shares)	646,000	41,000	1,157,000
Repurchased (in shares)			177,000
Outstanding number of shares available for issuance at the end of the period	20,217,000	2,738,000	4,648,000	8,086,000
Aggregate Intrinsic Value
Fair value per ordinary share (in dollars per share)	$ 19.50	$ 14.24	$ 14.10
Stock options
Assumptions used to value the option grants
Expected volatility, minimum (as a percent)			54.00%
Expected volatility, maximum (as a percent)			61.00%
Risk-free interest rate, Minimum (as a percent)			0.50%
Risk-free interest rate, Maximum (as a percent)			1.20%
Expected dividend yield (as a percent)			0.00%
Number of shares available for issuance
Granted (in shares or equivalent shares)			(1,400,000)
Options Outstanding
Outstanding at the beginning of the period (in shares)	14,330,000	18,561,000	23,469,000
Granted (in shares)	0	0	3,372,000
Exercise (in shares)	(7,309,000)	(3,697,000)	(3,449,000)
Cancelled/expired/forfeited (in shares)	(718,000)	(534,000)	(1,157,000)
Repurchased (in shares)			(3,674,000)
Outstanding at the end of the period (in shares)	6,303,000	14,330,000	18,561,000	23,469,000
Vested and expected to vest at the end of the year (in shares)	6,237,000	14,261,000
Exercisable at the end of the period (in shares)	5,649,000	11,446,000
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 1.28	$ 1.17	$ 0.69
Granted (in dollars per share)			3.38
Exercise (in dollars per share)	1.11	0.52	0.38
Cancelled/expired/forfeited (in dollars per share)	3.22	2.84	2.49
Repurchased (in dollars per share)			0.45
Outstanding at the end of the period (in dollars per share)	1.26	1.28	$ 1.17	$ 0.69
Vested and expected to vest at the end of the period (in dollars per share)	1.24	1.27
Exercisable at the end of the period (in dollars per share)	$ 1.01	$ 0.76
Weighted Average Remaining Contractual Life (in years)
Outstanding at the end of the period	2 years 4 months 24 days	3 years 2 months 12 days	4 years 3 months 18 days	4 years 7 months 6 days
Vested and expected to vest at the end of the period	2 years 4 months 24 days	3 years 2 months 12 days
Exercisable at the end of the period	2 years 2 months 12 days	2 years 8 months 12 days
Aggregate Intrinsic Value
Outstanding at the end of the period	$ 114,975	$ 185,684	$ 239,975	$ 60,226
Vested and expected to vest at the end of the period	113,909	184,937
Exercisable at the end of the period	104,473	154,235
Total intrinsic value of options exercised	106,200	65,700	37,300
Cash received from the exercise of stock option	7,800	1,500	$ 1,000
Unrecognized compensation cost	$ 3,900	$ 11,300
Weighted-average period of unrecognized compensation cost	1 year 8 months 12 days
Stock options | 2010 Plan
Options Outstanding
Granted (in shares)			3,400,000
Stock options | 2014 Plan
Options Outstanding
Granted (in shares)	0	0
Stock options | Minimum
Assumptions used to value the option grants
Expected term (in years)			3 years 6 months
Stock options | Maximum
Assumptions used to value the option grants
Expected term (in years)			4 years 9 months 18 days
Restricted share units
Number of shares available for issuance
Restricted shares units granted (in shares)	4,900,000	3,000,000	800,000